INTEREST EXPENSE, NET - Company earned interest income and incurred interest expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Interest income
Bank and other cash	$ (74,081)	$ 55,649		$ 1,996
Other financial assets - loans				102,431
Total interest income	(74,081)	55,649		104,427
Interest expense/finance costs
Lease liabilities	131,291	131,291		122,190
Other interest paid - loans	103,357	455,394		266,059
Amortization of debt discount	140,837	322,947		580,049
Total interest expense/ finance costs	375,485	909,632		968,298
Total interest (expense), net	$ (449,566)	$ (853,983)	[1]	$ (863,871)	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination